Stock-based Compensation (Roll-forward of Common Shares under the BIP Trust I and the BIP Trust II) (Detail) - Board Incentive Plan [Member]	12 Months Ended
Mar. 31, 2017 ¥ / shares shares
The BIP Trust I [Member]
Stock-based Compensation [Line Items]
Nonvested, beginning of fiscal year, Number of shares | shares
Granted, Number of shares | shares	7,497,800
Vested, Number of shares | shares	(2,772,141)
Forfeited, Number of shares | shares	(13,838)
Nonvested, end of fiscal year, Number of shares | shares	4,711,821
Nonvested, beginning of fiscal year, Weighted-average grant-date fair value | ¥ / shares
Granted, Weighted-average grant-date fair value | ¥ / shares	521.60
Vested, Weighted-average grant-date fair value | ¥ / shares	521.60
Forfeited, Weighted-average grant-date fair value | ¥ / shares	521.60
Nonvested, end of fiscal year, Weighted-average grant-date fair value | ¥ / shares	¥ 521.60
The BIP Trust II [Member]
Stock-based Compensation [Line Items]
Nonvested, beginning of fiscal year, Number of shares | shares
Granted, Number of shares | shares	11,287,600
Vested, Number of shares | shares	(1,662,334)
Forfeited, Number of shares | shares	(73,425)
Nonvested, end of fiscal year, Number of shares | shares	9,551,841
Nonvested, beginning of fiscal year, Weighted-average grant-date fair value | ¥ / shares
Granted, Weighted-average grant-date fair value | ¥ / shares	521.60
Vested, Weighted-average grant-date fair value | ¥ / shares	521.60
Forfeited, Weighted-average grant-date fair value | ¥ / shares	521.60
Nonvested, end of fiscal year, Weighted-average grant-date fair value | ¥ / shares	¥ 521.60